Details of the Statements of Profit or Loss and Other Comprehensive Income (Schedule of Costs and Depreciation) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Details Of Statements Of Profit Or Loss And Other Comprehensive Income Loss [Abstract]
Depreciation from fixed assets	€ 14,954		€ 13,977	€ 2,299
Depreciation from right-of-use assets	743	[1]	774	320
Amortization of intangible asset	395		365	356
Professional services	2,280		1,496	482
Operating and maintenance services	14,115		11,456	4,025
System operator charges	6,882		3,046	0
Insurance	694		549	178
Other	118		1,043	266
Total operating costs	€ 40,181		€ 32,706	€ 7,926

[1]	The rest of the depreciation is capitalized to fixed asset.